                   GROUP VARIABLE FUNDING AGREEMENTS
                        SEPARATE ACCOUNT TWELVE
                    HARTFORD LIFE INSURANCE COMPANY
                           FILE NO. 333-114404

   SUPPLEMENT DATED FEBRUARY 10, 2005 TO THE PROSPECTUS DATED MAY 3, 2004



The last sentence of the first page of the prospectus is deleted and replaced with the following:

   This Contract is not available for sale in all states.





  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV- 5153